Finance (expense)/income, net (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Finance expense income [Abstract]
Interest income		₨ 770		₨ 540	₨ 558
Profit on sale of units of mutual funds, net	[1]	466		2,270	956
Fair value gain on financial instruments measured at fair value through profit or loss	[1]	307		0	0
Foreign exchange gain		737		87	73
Finance income (A)		2,280	$ 33	2,897	1,587
Interest expense		(889)		(788)	(634)
Foreign exchange loss		(274)		(29)	(147)
Finance expense (B)		1,163	17	817	781
Finance (expense)/income, net [(A)+(B)]		₨ 1,117	$ 16	₨ 2,080	₨ 806

[1]	For the years ended March 31, 2018 and 2017, profit on sale of units of mutual funds, net primarily represents amounts reclassified from other comprehensive income to the consolidated income statement on redemption of the Company’s “available for sale” financial instruments.